Discontinued Operations (Schedule of Discontinued Operation Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations [Abstract]
Trade and other receivables	$ 16,526	$ 13,934
Inventories	11,219
Fixed and intangible assets	763
Trade payables	(4,426)
Other payables	(6,922)
Net assets and liabilities	17,160
Net cash consideration	29,967
Gain on sale of discontinued operation	$ 12,807